Investment Securities - Schedule of Amortized Cost and Fair Values of Investment Securities, with Gross Unrealized Gains and Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities
Amortized cost	$ 3,486,274	$ 2,803,430
Gross unrealized gain	7,374	15,477
Gross unrealized losses	(47,551)	(18,621)
Estimated fair value	3,446,097	2,800,286
Schedule of Held-to-maturity Securities
Amortized cost	89,216	98,928
Gross unrealized gains	1,666	2,910
Gross unrealized losses	(950)	(877)
Estimated fair value	89,932	100,961
Fair value of securities held as collateral	1,500,000	1,400,000
U.S. Government-Sponsored Enterprise Obligations
Schedule of Available-for-sale Securities
Amortized cost	212,662	252,514
Gross unrealized gain	245	1,161
Gross unrealized losses	(549)	(1,592)
Estimated fair value	212,358	252,083
Obligations of State and Political Subdivisions
Schedule of Available-for-sale Securities
Amortized cost	286,458	182,541
Gross unrealized gain	1,948	5,429
Gross unrealized losses	(5,207)	(9)
Estimated fair value	283,199	187,961
Schedule of Held-to-maturity Securities
Amortized cost	64,726	69,979
Gross unrealized gains	1,609	2,803
Gross unrealized losses	(133)	(101)
Estimated fair value	66,202	72,681
Mortgage-Backed Securities
Schedule of Available-for-sale Securities
Amortized cost	2,888,180	2,272,879
Gross unrealized gain	4,820	8,457
Gross unrealized losses	(41,291)	(16,523)
Estimated fair value	2,851,709	2,264,813
Schedule of Held-to-maturity Securities
Amortized cost	24,490	28,949
Gross unrealized gains	57	107
Gross unrealized losses	(817)	(776)
Estimated fair value	23,730	28,280
Other Securities
Schedule of Available-for-sale Securities
Amortized cost	98,974	95,496
Gross unrealized gain	361	430
Gross unrealized losses	(504)	(497)
Estimated fair value	$ 98,831	$ 95,429